Note 27 - Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2018
Capital and Reserves Abstract
Table of Share Capital
Shares				Share capital
Class	Quantity	Nominal value per share	Votes per share	Shares outstanding	Pending issuance or distribution	Paid-in
Ordinary	612,659,638	1	1	612,615	45	612,660

Table of Variation of Share Capital
Quantity of shares in issue at January 1, 2017	536,877,850
Issuance of shares	75,781,788
Quantity of shares in issue at December 31, 2017 and 2018	612,659,638